Share-based payments (Tables)	12 Months Ended
Aug. 31, 2021
Share-based payments
Summary of share based payments

	Exercise		Expected	Risk-free	Expected
Grant date	price	Market price	volatility	interest rate	life
	$	$	%	%	[years]
May 27, 2020	3.70	3.70	84	0.4	5
May 27, 2020	2.78	3.70	84	0.4	5
October 23, 2020	3.70	3.70	97	0.4	5
November 24, 2020	16.29	13.03	101	0.4	5
February 23, 2021	15.75	15.05	103	0.6	5
May 14, 2021	8.98	9.06	105	0.8	5
July 14, 2021	9.25	9.01	105	0.7	5

Summary of number options granted outstanding

	Number of	Weighted average
	options	exercise price
	#	$
Balance at August 31, 2019	—	—
Granted	516,216	3.41
Balance at August 31, 2020	516,216	3.41
Granted	1,148,310	12.86
Forfeited	(5,405)	3.70
Balance at August 31, 2021	1,659,121	9.95

Summary of range of number of options outstanding and weighted average remaining contractual life

			Weighted
	Number of	Weighted	average
	options	average grant	remaining	Exercisable
Exercise price	outstanding	date fair value	contractual life	options
$	#	$	[years]
3.70	348,649	2.42	3.75	312,416
2.78	162,162	2.59	3.75	162,162
3.70	10,810	2.69	4.00	6,756
16.29	440,000	9.33	9.25	330,000
15.75	190,000	11.28	4.50	—
8.98	500,000	6.91	4.75	125,000
9.25	7,500	6.85	10.00	7,500

Schedule of warrants

Weighted
average
		Number of	remaining
	Exercise	warrants	contractual
Grant date	price	outstanding	life
	$	#	[years]

November 23, 2020	16.53	151,800	4.25